CONDENSED CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Statement of cash flows [abstract]
Restricted cash and cash equivalents	£ 35	£ 31	£ 45